Net interest income - Summary (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of attribution of expenses by nature to their function [line items]
Cash and balances at central banks	£ 184	£ 275	£ 1,091
Loans and advances at amortised cost	9,540	10,180	12,450
Fair value through other comprehensive income	550	776	1,032
Negative interest on liabilities	248	68	13
Other	718	593	870
Interest and similar income	11,240	11,892	15,456
Deposits at amortised cost	(561)	(1,030)	(2,449)
Debt securities in issue	(1,340)	(1,360)	(1,906)
Subordinated liabilities	(507)	(670)	(1,068)
Negative interest on assets	(374)	(344)	(278)
Other	(385)	(366)	(348)
Interest and similar expense	(3,167)	(3,770)	(6,049)
Net interest income	8,073	8,122	9,407
Interest expense	£ 3,167	£ 3,770	6,049
Total contingent liabilities and financial guarantees
Disclosure of attribution of expenses by nature to their function [line items]
Interest and similar expense			(25)
Interest expense			£ 25